Other Policyholder Funds and Benefits Payable (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Policyholder Account Balance
Other policyholder funds and benefits payable consists of the following:

	As of December 31,
	2023	2022
Policyholder account balances [1]	$28,107	$30,364
Unearned revenue reserves [2]	1,077	1,195
Negative VOBA [2]	796	966
Other reserves [3]	(478)	(698)
Other policyholder funds and benefits payable	$29,502	$31,827
[1]Refer to the subsequent tables for a rollforward of PABs.
[2]Refer to Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for a rollforward of URR and negative VOBA.
[3]Includes the following items which are excluded from the subsequent tables:
•the FIA embedded derivative and unaccreted host contract adjustments;
•adjustments associated with FIA MRBs; and
•the embedded derivative associated with the index-linked features of certain fully reinsured UL products.
Refer to Note 5 - Fair Value Measurements for rollforwards of the embedded derivatives and Note 7 - Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves, and Other Balances for a rollforward of adjustments associated with FIA MRBs.
The following presents a rollforward of the policyholder account value, by product:

	Variable Annuities	Fixed Deferred Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
Balance as of January 1, 2022	$2,649	$3,069	$7,241	$2,367	$1,957	$17,283
Deposits	447	1	188	233	—	869
Policy charges	(1)	—	(12)	—	(22)	(35)
Surrenders and other benefits	(291)	(420)	(661)	(332)	(125)	(1,829)
Transfers from (to) separate accounts	33	—	—	9	55	97
Interest credited	82	82	71	32	93	360
Other	1	—	21	—	1	23
Balance as of December 31, 2022	2,920	2,732	6,848	2,309	1,959	16,768

Other business [1]	—	812	—	—	12,784	13,596
Adjusted balance	$2,920	$3,544	$6,848	$2,309	$14,743	$30,364

Less: reinsurance recoverables	(1,169)	(3,054)	(4,946)	(1,723)	(12,940)	(23,832)
Adjusted balance, net of reinsurance	$1,751	$490	$1,902	$586	$1,803	$6,532

	Variable Annuities	Fixed Deferred Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
Balance as of January 1, 2023	$2,920	$2,732	$6,848	$2,309	$1,959	$16,768
Deposits	2	—	469	243	2	716
Policy charges	(1)	—	(11)	—	(23)	(35)
Surrenders and other benefits	(535)	(549)	(830)	(320)	(84)	(2,318)
Transfers from (to) separate accounts	—	—	—	7	42	49
Interest credited	84	72	105	25	95	381
Other	—	1	5	(3)	(2)	1
Balance as of December 31, 2023	2,470	2,256	6,586	2,261	1,989	15,562

Other business [1]	—	790	—	—	11,755	12,545
Adjusted balance	$2,470	$3,046	$6,586	$2,261	$13,744	$28,107

Less: reinsurance recoverables	(993)	(2,640)	(4,764)	(1,574)	(11,925)	(21,896)
Adjusted balance, net of reinsurance	$1,477	$406	$1,822	$687	$1,819	$6,211
[1]Represents the account value of fully reinsured blocks whose activity is not included in the table above. These blocks were reinsured prior to 2022.
The following table presents the weighted-average crediting rate, NAR, and CSV for PABs, by product:

	Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities	Universal Life and Other	Total
As of December 31, 2023
Weighted-average crediting rate	3.5%	2.9%	1.6%	1.1%	4.8%	2.4%
Net amount at risk [1]	$—	$—	$—	$—	$915	$915
Cash surrender value [2]	$2,456	$2,198	$6,437	$—	$521	$11,612

As of December 31, 2022
Weighted-average crediting rate	3.1%	2.8%	1.0%	1.4%	4.8%	2.2%
Net amount at risk [1]	$—	$—	$—	$—	$947	$947
Cash surrender value [2]	$2,910	$2,649	$6,696	$—	$532	$12,787
[1]NAR is generally defined as the current guarantee amount in excess of the current account balance at the balance sheet date. The NAR associated with MRBs are presented within Note 12 - Market Risk Benefits. NAR for Variable Annuities is based on total account balances and includes both policyholder account balances and separate account balances.
[2]CSV represents the amount of the contractholder’s account balance distributable at the consolidated balance sheet date, less certain surrender charges.

Policyholder Account Balance, Guaranteed Minimum Crediting Rate
The following presents the balance of account values by range of guaranteed minimum crediting rates (“GMCR”) and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums.

	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 Basis Point to 50 Basis Points Above	51 Basis Points to 150 Basis Points Above	Greater than 150 Basis Points Above	Total
As of December 31, 2023
Variable Annuities	Less than 2.0%	$60	$96	$—	$—	$156
	2.0% - 4.0%	2,122	143	49	—	2,314
	Greater than 4.0%	—	—	—	—	—
	Total	2,182	239	49	—	2,470

Fixed Deferred Annuities	Less than 2.0%	7	2	2	3	14
	2.0% - 4.0%	1,928	73	225	10	2,236
	Greater than 4.0%	6	—	—	—	6
	Total	1,941	75	227	13	2,256

Fixed Indexed Annuities	Less than 2.0%	136	—	119	416	671
	2.0% - 4.0%	560	3	11	—	574
	Greater than 4.0%	—	—	—	—	—
	Total	696	3	130	416	1,245

Universal Life and Other	Less than 2.0%	—	—	—	—	—
	2.0% - 4.0%	757	—	—	—	757
	Greater than 4.0%	1,232	—	—	—	1,232
	Total	$1,989	$—	$—	$—	$1,989

As of December 31, 2022
Variable Annuities	Less than 2.0%	$175	$20	$—	$—	$195
	2.0% - 4.0%	2,544	178	3	—	2,725
	Greater than 4.0%	—	—	—	—	—
	Total	2,719	198	3	—	2,920

Fixed Deferred Annuities	Less than 2.0%	13	3	2	—	18
	2.0% - 4.0%	2,634	35	38	—	2,707
	Greater than 4.0%	7	—	—	—	7
	Total	2,654	38	40	—	2,732

Fixed Indexed Annuities	Less than 2.0%	160	1	88	136	385
	2.0% - 4.0%	857	6	12	—	875
	Greater than 4.0%	—	—	—	—	—
	Total	1,017	7	100	136	1,260

Universal Life and Other	Less than 2.0%	—	—	—	—	—
	2.0% - 4.0%	749	—	—	—	749
	Greater than 4.0%	1,210	—	—	—	1,210
	Total	$1,959	$—	$—	$—	$1,959